Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 10.7%
41,605	(1)	Alphabet, Inc. - Class A	$115,718,067	5.3
2,695,517		AT&T, Inc.	63,695,067	2.9
672,650		Fox Corp. - Class A	26,536,042	1.2
729,289		Paramount Global - Class B	27,574,417	1.3
			233,523,593	10.7

		Consumer Discretionary: 11.7%
40,246	(1)	Amazon.com, Inc.	131,199,948	6.0
254,837	(1)	Caesars Entertainment, Inc.	19,714,190	0.9
151,216	(1)	Expedia Group, Inc.	29,588,435	1.4
942,378	(2)	Gap, Inc.	13,268,682	0.6
154,611		McDonald's Corp.	38,232,208	1.7
180,351		Nike, Inc. - Class B	24,268,031	1.1
			256,271,494	11.7

		Consumer Staples: 6.6%
686,322		Coca-Cola Co.	42,551,964	1.9
260,174		Lamb Weston Holdings, Inc.	15,587,024	0.7
504,698		Philip Morris International, Inc.	47,411,330	2.2
266,008		Walmart, Inc.	39,613,912	1.8
			145,164,230	6.6

		Energy: 4.1%
812,136		BP PLC ADR	23,876,799	1.1
304,893		ConocoPhillips	30,489,300	1.4
129,113		Diamondback Energy, Inc.	17,698,810	0.8
171,524		Valero Energy Corp.	17,416,547	0.8
			89,481,456	4.1

		Financials: 10.3%
441,562	(2)	Apollo Global Management, Inc.	27,372,428	1.2
182,313		Assurant, Inc.	33,149,973	1.5
684,898		Bank of New York Mellon Corp.	33,991,488	1.6
127,073		Chubb Ltd.	27,180,915	1.2
634,746		Equitable Holdings, Inc.	19,619,999	0.9
134,030		First Republic Bank	21,726,263	1.0
152,856		PNC Financial Services Group, Inc.	28,194,289	1.3
600,195		Truist Financial Corp.	34,031,056	1.6
			225,266,411	10.3

		Health Care: 14.0%
317,497	(2)	Alcon, Inc.	25,187,037	1.1
271,456		Baxter International, Inc.	21,048,698	1.0
882,472	(1)	Boston Scientific Corp.	39,084,685	1.8
462,267		Bristol-Myers Squibb Co.	33,759,359	1.5
160,008		Eli Lilly & Co.	45,821,491	2.1
99,029	(2)	McKesson Corp.	30,315,748	1.4
62,434		Thermo Fisher Scientific, Inc.	36,876,642	1.7
99,032		UnitedHealth Group, Inc.	50,503,349	2.3
122,629		Zoetis, Inc.	23,126,603	1.1
			305,723,612	14.0

		Industrials: 8.0%
663,921		Howmet Aerospace, Inc.	23,861,321	1.1
119,158		L3Harris Technologies, Inc.	29,607,188	1.3
613,374		nVent Electric PLC	21,333,147	1.0
475,742		Raytheon Technologies Corp.	47,131,760	2.2
42,286		Roper Technologies, Inc.	19,968,718	0.9
92,295	(1)	United Rentals, Inc.	32,784,107	1.5
			174,686,241	8.0

		Information Technology: 25.2%
163,611		Analog Devices, Inc.	27,025,265	1.2
69,537		Broadcom, Inc.	43,786,058	2.0
337,682		Dolby Laboratories, Inc.	26,413,486	1.2
125,019		Intuit, Inc.	60,114,136	2.8
635,758		Microsoft Corp.	196,010,549	9.0
281,239		Motorola Solutions, Inc.	68,116,086	3.1
121,267		NXP Semiconductor NV - NXPI - US	22,444,096	1.0
52,742	(1)	Palo Alto Networks, Inc.	32,832,422	1.5
68,867	(1)	Paycom Software, Inc.	23,854,152	1.1
99,999	(1)	Salesforce.com, Inc.	21,231,788	1.0
50,726	(1)	ServiceNow, Inc.	28,248,802	1.3
			550,076,840	25.2

		Materials: 3.0%
78,761		Air Products & Chemicals, Inc.	19,683,161	0.9
121,388		Alcoa Corp.	10,928,562	0.5
144,017		CF Industries Holdings, Inc.	14,842,392	0.7
174,913		Eastman Chemical Co.	19,600,751	0.9
			65,054,866	3.0

		Real Estate: 2.9%
143,016	(1)	Ryman Hospitality Properties	13,267,594	0.6
388,499		UDR, Inc.	22,288,188	1.0
278,736		Welltower, Inc.	26,797,679	1.3
			62,353,461	2.9

		Utilities: 2.7%
222,351		Entergy Corp.	25,959,479	1.2
701,719		Exelon Corp.	33,422,876	1.5
			59,382,355	2.7

	Total Common Stock
	(Cost $1,595,300,014)		2,166,984,559	99.2

OTHER(3): –%
		Utilities: –%
10,000,000	(4),(5)	Southern Energy (Escrow)	–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $1,595,300,014)		2,166,984,559	99.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
		Commercial Paper: 0.3%
375,000	(6)	Bank of Montreal, 0.220%, 04/18/2022	374,929	0.0
300,000	(6)	Collateralized Commercial Paper V Co., LLC, 0.360%, 06/08/2022	299,495	0.0
475,000	(6)	Credit Suisse AG, 0.330%, 06/09/2022	474,273	0.0
450,000	(6)	DNB Bank ASA, 0.220%, 05/03/2022	449,871	0.0

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
1,573,000	(6)	Exxon Mobile Corporation, 0.290%, 04/01/2022	$1,572,987	0.1
450,000	(6)	Landesbank Baden-Wurttemberg, 0.230%, 05/05/2022	449,774	0.0
300,000	(6)	LMA-Americas LLC, 0.270%, 05/04/2022	299,823	0.0
450,000	(6)	Mitsubishi UFJ Trust and Banking Corp., 0.270%, 04/18/2022	449,916	0.0
475,000	(6)	Santander UK PLC, 0.230%, 04/08/2022	474,964	0.1
325,000	(6)	Santander UK PLC, 0.290%, 05/03/2022	324,855	0.0
525,000	(6)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	524,982	0.1
400,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.280%, 04/07/2022	399,976	0.0
350,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.290%, 04/08/2022	349,975	0.0

	Total Commercial Paper
	(Cost $6,445,820)		6,445,820	0.3

		Floating Rate Notes: 0.5%
350,000	(6)	ANZ Bank, 0.380%, 07/13/2022	349,839	0.0
400,000	(6)	ANZ Bank, 0.420%, 08/18/2022	399,747	0.0
450,000	(6)	Bank of America N.A., 0.410%, 06/22/2022	449,806	0.0
500,000	(6)	Bank of America N.A., 0.380%, 07/06/2022	500,000	0.1
450,000	(6)	Bank of Nova Scotia, 0.410%, 07/12/2022	449,735	0.0
475,000	(6)	Bayeriche Landesbank of New York, 0.470%, 07/27/2022	474,681	0.0
425,000	(6)	Commonwealth Bank of Australia, 0.450%, 09/01/2022	424,621	0.0
475,000	(6)	Cooperatieve Rabobank U.A./New York, 0.400%, 07/11/2022	474,712	0.0
325,000	(6)	Cooperatieve Rabobank U.A./New York, 0.420%, 08/16/2022	324,721	0.0
275,000	(6)	Credit Agricole, 0.410%, 08/04/2022	274,806	0.0
475,000	(6)	Credit Industriel et Commercial, 0.390%, 07/05/2022	474,732	0.1
325,000	(6)	Credit Industriel et Commercial, 0.410%, 07/07/2022	324,818	0.0
475,000	(6)	Credit Suisse AG, 0.430%, 07/19/2022	474,721	0.0
475,000	(6)	Mitsubishi UFJ Trust and Banking Corp., 0.460%, 07/26/2022	474,727	0.0
400,000	(6)	National Australia Bank Ltd., 0.400%, 08/08/2022	399,649	0.0
475,000	(6)	National Bank of Canada, 0.430%, 08/09/2022	474,613	0.0
475,000	(6)	Natixis SA, 0.390%, 07/11/2022	474,761	0.1
450,000	(6)	Norinchukin Bank of New York, 0.420%, 06/22/2022	449,826	0.0
275,000	(6)	Royal Bank of Canada, 0.400%, 07/11/2022	274,840	0.0
425,000	(6)	Royal Bank of Canada, 0.420%, 08/16/2022	424,649	0.0
600,000	(6)	Skandinaviska Enskilda Banken AB, 0.410%, 07/20/2022	599,654	0.1
475,000	(6)	Svenska Handelsbanken AB, 0.400%, 07/11/2022	474,699	0.0
475,000	(6)	Toronto-Dominion Bank, 0.440%, 08/19/2022	474,668	0.0
500,000	(6)	Westpac Banking Corp., 0.410%, 08/02/2022	499,689	0.1

	Total Floating Rate Notes
	(Cost $10,418,714)		10,418,714	0.5

		Repurchase Agreements: 1.5%
13,313,901	(6)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $13,314,010, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $13,580,179, due 02/01/36-03/01/52)	13,313,901	0.6
8,319,405	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $8,319,471, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $8,485,793, due 04/25/22-12/20/71)	8,319,405	0.4
3,904,481	(6)	Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $3,904,516, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,982,618, due 04/19/22-02/15/52)	3,904,481	0.2
723,077	(6)	HSBC Securities USA, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $723,083, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $737,539, due 08/15/22-08/15/50)	723,077	0.0

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,509,626	(6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $2,509,649, collateralized by various U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $2,559,842, due 05/01/22-02/20/72)	$2,509,626	0.1
4,927,707	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $4,927,752, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,026,264, due 01/15/25-02/15/51)	4,927,707	0.2

	Total Repurchase Agreements
	(Cost $33,698,197)		33,698,197	1.5

		Certificates of Deposit: 0.0%
425,000	(6)	Bayeriche Landesbank of New York, 0.210%, 04/05/2022	424,992	0.0
400,000	(6)	Credit Industriel et Commercial, 0.320%, 06/07/2022	399,737	0.0
250,000	(6)	Norinchukin Bank of New York, 0.220%, 04/12/2022	249,989	0.0

	Total Certificates of Deposit
	(Cost $1,074,718)		1,074,718	0.0

		Time Deposits: 0.1%
1,150,000	(6)	Landesbank Baden-Wurttemberg, 0.330%, 04/01/2022
		(Cost $1,150,000)	1,150,000	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
9,949,000	(6),(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	9,949,000	0.5
1,625,000	(6),(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.250%	1,625,000	0.1
1,162,000	(6),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	1,162,000	0.0
	Total Mutual Funds
	(Cost $12,736,000)		12,736,000	0.6

	Total Short-Term Investments
	(Cost $65,523,449)		65,523,449	3.0

	Total Investments in Securities (Cost $1,660,823,463)		$2,232,508,008	102.2
	Liabilities in Excess of Other Assets		(47,445,745)	(2.2)
	Net Assets		$2,185,062,263	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2022, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2022.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$2,166,984,559	$–	$–	$2,166,984,559
Other	–	–	–	–
Short-Term Investments	12,736,000	52,787,449	–	65,523,449
Total Investments, at fair value	$2,179,720,559	$52,787,449	$–	$2,232,508,008

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2022, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$–	$–
		$–	$–

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,675,923,098.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$622,739,574
Gross Unrealized Depreciation	(66,154,664)
Net Unrealized Appreciation	$556,584,910